THE MERGER	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 2 - THE MERGER

On May 16, 2011, the Company entered into the Merger Agreement by and among FPM, FPI, and MergerCo. Upon closing of the Merger, on May 16, 2011, MergerCo merged with and into FPI, and FPI, as the surviving corporation, became a wholly owned subsidiary of FPM.

FPM was organized on January 25, 2007 under the laws of the State of Nevada. FPM served as an electronics waste management solution provider, specializing in the collection, retirement, storage and remarketing of excess, damaged or obsolete electronic assets, such as computer, telecommunications and other electronic office equipment.

FPI, a Delaware corporation, is a molecular imaging company headquartered in Montclair, NJ. FPI was founded in 2003 to engage in the discovery, development and commercialization of proprietary products for the positron emission tomography (PET) market. The Company’s initial focus has been on the development of novel cardiovascular imaging agents that can more efficiently and effectively detect and assess acute and chronic forms of coronary artery disease (CAD). Molecular imaging pharmaceuticals are radiopharmaceuticals that enable early detection of disease through the visualization of subtle changes in biochemical and biological processes.

The Company did not have any outstanding options or warrants to purchase shares of capital stock immediately prior to the closing of the Merger. Upon closing of the Merger, the Company issued 2,611,375 shares of common stock and 1,807,229 shares of Series A Preferred Stock in the Private Placement and warrants to purchase 1,817,593 shares of common stock in connection with the Private Placement. Prior to the Merger, we adopted the 2011 Equity Incentive Plan (the “2011 Plan”) and reserved 6,475,750 shares of common stock for issuance as awards to officers, directors, employees, consultants and others. Upon closing of the Merger, we issued options to purchase an aggregate of 4,423,500 shares of our common stock with strike prices ranging from $0.13 to $1.33 per share to certain of our post-Merger officers, directors, employees, consultants and others.

The shares of FPM's common stock issued to the former holders of FPI’s common stock in connection with the Merger, and the shares of the Company's common stock and warrants issued in the Private Placement, were not registered under the Securities Act, in reliance upon the exemption from registration provided by Section 4(2) of the Securities Act and Regulation D promulgated under that section, which exempts transactions by an issuer not involving any public offering. These securities may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements. Certificates representing these shares contain a legend stating the restrictions applicable to such shares.

On May 16, 2011, the Company entered into the Merger Agreement by and among FPM, FPI, and MergerCo. Upon closing of the Merger, on May 16, 2011, MergerCo merged with and into FPI, and FPI, as the surviving corporation, became a wholly owned subsidiary of FPM.

FPM was organized on January 25, 2007 under the laws of the State of Nevada. FPM served as an electronics waste management solution provider, specializing in the collection, retirement, storage and remarketing of excess, damaged or obsolete electronic assets, such as computer, telecommunications and other electronic office equipment.

FPI, a Delaware corporation, is a molecular imaging company headquartered in Boston, MA. FPI was founded in 2003 to engage in the discovery, development and commercialization of proprietary products for the positron emission tomography (PET) market. The Company’s initial focus has been on the development of novel cardiovascular imaging agents that can more efficiently and effectively detect and assess acute and chronic forms of coronary artery disease (CAD). Molecular imaging pharmaceuticals are radiopharmaceuticals that enable early detection of disease through the visualization of subtle changes in biochemical and biological processes.

Pursuant to the terms and conditions of the Merger Agreement:

•	All of the outstanding shares of FPI’s common stock prior to the Merger were converted into the right to receive 13,911,011 shares of FPM’s common stock. Accordingly, an aggregate of 13,911,011 shares of our common stock were issued to the shareholders of FPI.
•	All of the outstanding warrants to purchase shares of FPI’s common stock prior to the Merger were converted into the right to receive 661,617 warrants to purchase shares of FPM’s common stock. Accordingly, an aggregate of 661,617 warrants to purchase shares our common stock were issued to the warrant holders of FPI with exercise prices ranging from $0.95 to $2.00.
•	A subsidiary of the Company merged with and into FPI, with FPI surviving as a wholly owned subsidiary of FPM.
•	Immediately before the closing of the Merger, FPM entered into subscription agreements for the sale and issuance of an aggregate of 2,611,375 shares of its common stock, par value $.001 per share and 1,807,229 shares of Series A Preferred Stock, par value $.001 per share in a private placement (the “Private Placement”) at a price of $0.83 per share for aggregate gross proceeds of $2,624,235, plus the conversion of $367,600 of deferred compensation to certain officers and directors of FPI and the automatic exchange at 110% of the outstanding principal amount plus all accrued and unpaid interest (the “Outstanding Balance”) of certain Convertible Promissory Notes issued by FPI with an Outstanding Balance of $614,118. Investors who invested an aggregate minimum of $1,500,000 received Series A Preferred Stock, which have the rights and preferences set forth in a Certificate of Designation of the Relative Rights and Preferences of the Series A Preferred Stock, filed with the Secretary of State of Nevada on May 13, 2011 (the “Certificate of Designation”). The Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased Common Stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33. The Company entered into a registration rights agreement with the investors agreeing to file a registration statement within 60 days of the closing and to have the registration statement declared effective within 150 days of the closing, if the registration statement is not subject to a full review by the SEC and within 180 days of the closing if the registration statement is subject to a full review by the SEC. The registration statement was filed with the SEC on July 18, 2011 and declared effective on November 2, 2011 (see Note 13). Burnham Hill Partners LLC and Monarch Capital Group, LLC served as the placement agents in connection with the Offering. Burnham Hill Partners LLC received cash fees of $206,346 and 401,546 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.83. Monarch Capital Group, LLC received cash fees of $21,350 and 36,747 placement agent warrants to purchase shares of the Company’s common stock at a price per share of $0.83.
·	In connection with the Merger, our former majority stockholder agreed to return to treasury for cancellation 9,500,000 shares of our common stock (the “Stock Cancellation”), resulting in 1,500,000 shares of common stock held by persons who were stockholders of ours prior to the Merger remaining outstanding.
·	Following the Closing of the Merger, the Private Placement and the Stock Cancellation there were 18,183,636 shares of the Company’s common stock outstanding.
•	At the closing of the Merger, Anna Chalmers resigned as the sole officer and director of the Company. Johan (Thijs) Spoor was appointed as CEO, CFO and President. David R. Elmaleh, Ph.D., was appointed as Chairman of the Board of Directors and Walter Witoshkin, and Peter S. Conti, M.D., Ph.D. were appointed as Directors.

We did not have any outstanding options or warrants to purchase shares of capital stock immediately prior to the closing of the Merger. Upon closing of the Merger, we issued 2,611,375 shares of common stock and 1,807,229 shares of Series A Preferred Stock in the Private Placement and warrants to purchase 1,817,593 shares of common stock to placement agents in connection with the Private Placement. Prior to the Merger, we adopted the 2011 Equity Incentive Plan (the “2011 Plan”) and reserved 6,475,750 shares of common stock for issuance as awards to officers, directors, employees, consultants and others. Upon closing of the Merger, we issued options to purchase an aggregate of 4,423,500 shares of our common stock with strike prices ranging from $0.13 to $1.33 per share to certain of our post-Merger officers, directors, employees, consultants and others.

The shares of FPM’s common stock issued to the former holders of FPI’s common stock in connection with the Merger, and the shares of the Company’s common stock and warrants issued in the Private Placement, were not registered under the Securities Act, in reliance upon the exemption from registration provided by Section 4(2) of the Securities Act and Regulation D promulgated under that section, which exempts transactions by an issuer not involving any public offering. These securities may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements. Certificates representing these shares contain a legend stating the restrictions applicable to such shares.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Merger date:

Cash and cash equivalents	$ 69
Other assets	1,005
Total identifiable assets	$ 1,074

Accounts payable	$ 485
Total identifiable liabilities	$ 485

Net identifiable assets	$ 589

FPM had a $27,461 note payable which was forgiven prior to the Merger.